Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2015	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	593	(511)	82
Contractual customer relationships	4	(4)	—
Purchased and internally developed software	387	(321)	66
Construction in progress	18	—	18
Other intangible assets	65	(65)	—

Total	1,067	(901)	166

December 31, 2014	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	619	(519)	100
Contractual customer relationships	4	(4)	—
Purchased and internally developed software	373	(302)	71
Construction in progress	22	—	22
Other intangible assets	66	(66)	—

Total	1,084	(891)	193

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2016	61
2017	44
2018	28
2019	17
2020	8
Thereafter	8

Total	166